Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 5 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Office equipment	$39,602	$39,602
Less: Accumulated depreciation	(29,174)	(22,574)
Property, plant and equipment, net	$10,428	$17,028

Depreciation expense was $6,600 for the six months ended December 31, 2023 and 2022.